Share capital - Additional Information (Details)																					3 Months Ended						9 Months Ended
	Oct. 15, 2019 USD ($) $ / shares	Oct. 15, 2019 CAD ($) $ / shares	Aug. 20, 2019 shares	Jun. 17, 2019 shares	Jun. 14, 2019 CAD ($) USD ($) $ / shares	Jun. 12, 2019 CAD ($) USD ($) $ / shares	May 15, 2019 shares	Apr. 02, 2019 $ / shares $ / shares	Apr. 02, 2019 CAD ($) $ / shares shares	Mar. 27, 2019 CAD ($) shares	Mar. 14, 2019 shares	Mar. 02, 2019 CAD ($) $ / shares shares	Feb. 28, 2019 CAD ($) $ / shares shares	Feb. 25, 2019 USD ($) item $ / shares shares	Feb. 20, 2019 USD ($) item $ / shares	Feb. 15, 2019 CAD ($) $ / shares shares	Feb. 14, 2019 CAD ($) $ / shares shares	Jan. 31, 2019 shares	Jan. 24, 2019 shares	Jan. 15, 2019 item shares	Sep. 30, 2019 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Sep. 30, 2018 CAD ($) shares	Jun. 30, 2018 CAD ($) shares	Mar. 31, 2018 CAD ($) shares	Sep. 30, 2019 CAD ($) $ / shares shares	Sep. 30, 2018 CAD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of common shares to settle debt for legal services | shares																		29,950
Shares issued for services, shares (Note 12) | shares																		50,000
Share issue related cost																					$ 15,699	$ 10,425
Fair value of shares issued pursuant to exercise of warrants																						145,153	$ 4,657,266
Proceeds from exercise of options																											$ 35,008
Loss attributable to common shareholders																					$ (5,347,878)	3,303,266	(20,627,182)	$ (2,890,570)	$ (2,616,215)	$ (2,403,974)	$ (22,671,794)	$ (7,910,509)
Weighted average number of common shares outstanding | shares																					36,957,731			26,687,607		25,287,764	35,651,311	25,287,764
Stock-based compensation expense																					$ 1,597,779			$ 644,228			$ 4,148,806	$ 2,528,643
Shares issued for finder's fees fair value																										$ 23,678
Number of warrants exercisable | shares																											212,500
Shares issued pursuant to exercise of warrants																						$ 145,153	$ 4,657,266
Consultant
Disclosure of classes of share capital [line items]
Number of consultant | item																				3
Shares issued for services, shares (Note 12) | shares				3,010			25,010		13,010		10,000						3,010		18,060	32,000
Number of options, Options cancelled | shares			10,000
CEO
Disclosure of classes of share capital [line items]
Warrant Exercise Price | $ / shares																	$ 0.80
Number of stock issued for exercise of warrants | shares																	25,000
Fair value of shares issued pursuant to exercise of warrants																	$ 20,000
Warrants to acquire common shares for services | shares																	25,000
Shares issued pursuant to exercise of warrants																	$ 20,000
Investors [Member]
Disclosure of classes of share capital [line items]
Warrant Exercise Price | (per share)												$ 0.80	$ 2.00	$ 4.25	$ 4.25	$ 0.80
Number of stock issued for exercise of warrants | shares									70,023			62,500	62,500	75,800		225,000
Fair value of shares issued pursuant to exercise of warrants									$ 145,153			$ 50,000	$ 125,000	$ 322,150	$ 2,424,625	$ 180,000
Number of investor | item														2	3
Warrants to acquire common shares for services | shares									70,023			62,500	62,500	75,800		225,000
Shares issued pursuant to exercise of warrants									$ 145,153			$ 50,000	$ 125,000	$ 322,150	$ 2,424,625	$ 180,000
Investors [Member] | Stock options
Disclosure of classes of share capital [line items]
Proceeds from exercise of options	$ 16,656
Stock options exercise price per share (in dollars per share) | $ / shares	$ 0.30							$ 0.30
Number of stock options exercised	56,250
Investors [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Warrant Exercise Price | $ / shares								$ 0.80	$ 0.80
Investors [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Warrant Exercise Price | $ / shares								$ 4.00	$ 4.00
Investor Two [Member]
Disclosure of classes of share capital [line items]
Warrant Exercise Price | $ / shares													$ 2.00
Number of stock issued for exercise of warrants | shares													25,000
Fair value of shares issued pursuant to exercise of warrants													$ 50,000
Warrants to acquire common shares for services | shares													25,000
Shares issued pursuant to exercise of warrants													$ 50,000
Employee Stock Options Exercise [Member]
Disclosure of classes of share capital [line items]
Proceeds from exercise of options					$ 17,504	$ 17,504
Stock options exercise price per share (in dollars per share) | $ / shares					$ 0.80	$ 0.80
Number of stock options exercised					21,880	21,880
Employee Stock Options Exercise [Member] | Stock options
Disclosure of classes of share capital [line items]
Proceeds from exercise of options	$ 15,400	$ 15,400
Number of stock options exercised	14,567
Employee Stock Options Exercise [Member] | Minimum [Member] | Stock options
Disclosure of classes of share capital [line items]
Stock options exercise price per share (in dollars per share) | $ / shares		$ 0.80
Employee Stock Options Exercise [Member] | Maximum [Member] | Stock options
Disclosure of classes of share capital [line items]
Stock options exercise price per share (in dollars per share) | $ / shares		$ 2.00
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance | shares																											30,000,000
Weighted average share price, share options granted | $ / shares																											$ 1.83
Stock options exercisable period																											7 years
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares																					36,952,820						36,952,820		32,332,343
Number of shares outstanding | shares																					36,952,820	36,959,810	36,804,997	27,786,111	25,060,133	24,559,728	36,952,820	27,786,111	32,332,343	23,794,106
Shares issued for cash, net of derivative liability, shares | shares										3,333,334
Proceeds from issuance of common stock										$ 16,085,772
Shares issued for services, shares (Note 12) | shares										93,020											3,010	41,030	93,020	100,000	75,000
Fair value of common shares for services										$ 201,077
Share issue related cost										$ 1,386,675											$ 15,699	$ 10,425
Fair value of shares issued pursuant to exercise of warrants																						145,153	$ 4,657,266
Shares issued for finder's fees | shares																										2,286
Shares issued for finder's fees fair value																										$ 23,678
Number of shares issued during the year | shares																							3,333,334	2,625,978	425,405	757,138
Shares issued pursuant to exercise of warrants																						$ 145,153	$ 4,657,266
Number of shares issued for stock option exercised | shares																						43,760				6,198